COMMON SHARES	12 Months Ended
Dec. 31, 2015
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
COMMON SHARES
COMMON SHARES

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2013	705,461	12,069
Exercise of options	1,980	80
Outstanding at December 31, 2013	707,441	12,149
Exercise of options	1,221	53
Outstanding at December 31, 2014	708,662	12,202
Exercise of options	737	30
Repurchase of shares	(6,785)	(130)
Outstanding at December 31, 2015	702,614	12,102

Common Shares Issued and Outstanding
The Company is authorized to issue an unlimited number of common shares without par value.
Common Shares Repurchased
On November 19, 2015, the Company received approval from the Toronto Stock Exchange (TSX) for a normal course issuer bid (NCIB) allowing it to repurchase, for cancellation, up to 21,270,257 of its common shares representing three per cent of the issued and outstanding common shares. Under the NCIB, which expires on November 22, 2016, the Company may purchase these common shares through the facilities of the TSX, the New York Stock Exchange and other designated exchanges and published markets in both Canada and the U.S., or through off-exchange block purchases by way of private agreement.
In December 2015, the Company repurchased 6,784,738 of its common shares at an average price of $43.29 for a total of $294 million (weighted average cost of $130 million). The difference of $164 million between the total price paid and the weighted average cost was recorded in Additional paid-in capital.
Basic and Diluted Net (Loss)/Income per Share
Net (loss)/income per common share is calculated by dividing Net (loss)/income attributable to common shares by the weighted average number of common shares outstanding. The higher weighted average number of shares for the diluted earnings per share calculation is due to options exercisable under TransCanada's Stock Option Plan.

Weighted Average Common Shares Outstanding	2015	2014	2013
(millions)

Basic	709	708	707
Diluted	709	710	708

Stock Options

	Number of Options	Weighted Average Exercise Price	Options Exercisable
	(thousands)		(thousands)

Outstanding at January 1, 2013	7,434	$37.69	4,568
Granted	1,939	$47.09
Exercised	(1,980)	$36.12
Outstanding at December 31, 2013	7,393	$40.57	3,914
Granted	2,292	$49.03
Exercised	(1,221)	$43.00
Outstanding at December 31, 2014	8,464	$43.17	4,556
Granted	2,214	$56.58
Exercised	(737)	$36.14
Forfeited	(107)	$50.74
Outstanding at December 31, 2015	9,834	$46.63	5,566

Stock options outstanding at December 31, 2015 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(thousands)		(years)	(thousands)		(years)

$31.93 to $36.26	970	$34.27	0.9	970	$34.27	0.9
$36.90 to $41.65	888	$37.91	2.1	888	$37.91	2.1
$41.95 to $45.29	1,759	$42.04	3.2	1,759	$42.04	3.2
$47.09	1,800	$47.09	4.1	1,195	$47.09	4.1
$49.03	2,242	$49.03	5.2	754	$49.03	5.2
$56.58	2,175	$56.58	6.2	—	—	0.0
	9,834	$46.63	4.1	5,566	$42.04	3.1

An additional 6,123,649 common shares were reserved for future issuance under TransCanada's Stock Option Plan at December 31, 2015. The weighted average fair value of options granted to purchase common shares under the Company's Stock Option Plan was determined to be $6.45 for the year ended December 31, 2015 (2014 – $5.54; 2013 – $5.74). The contractual life of options granted is seven years. Options may be exercised at a price determined at the time the option is awarded and vest 33.3 per cent on the anniversary date in each of the three years following the award. Forfeiture of stock options results from their expiration and, if not previously vested, upon resignation or termination of the option holder's employment.
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2015	2014	2013

Expected life (years)	5.8	6.0	6.0
Interest rate	1.1%	1.8%	1.7%
Volatility[1]	18%	17%	18%
Dividend yield	3.7%	3.8%	3.7%
Forfeiture rate	5%	5%	15%

[1]	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.
The amount expensed for stock options, with a corresponding increase in Additional paid-in capital, was $11 million in 2015 (2014 – $9 million; 2013 – $6 million).
The following table summarizes additional stock option information:

year ended December 31	2015	2014	2013
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	37	68	25
Fair value of options that have vested	91	95	64
Total options vested	2.0 million	1.7 million	1.3 million

As at December 31, 2015, the aggregate intrinsic value of the total options exercisable was $23 million and the total intrinsic value of options outstanding was $23 million.
Shareholder Rights Plan
TransCanada's Shareholder Rights Plan is designed to provide the Board of Directors (Board) with sufficient time to explore and develop alternatives for maximizing shareholder value in the event of a takeover offer for the Company and to encourage the fair treatment of shareholders in connection with any such offer. Attached to each common share is one right that, under certain circumstances, entitles certain holders to purchase two common shares of the Company for the then current market price of one.